      AS FILED WITH SECURITIES AND EXCHANGE COMMISSION ON AUGUST 26, 2010.
                                                            FILE NOS. 333-137887
                                                                       811-03859
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                  ------------

                                    FORM N-4
                             REGISTRATION STATEMENT
                                      UNDER
                           THE SECURITIES ACT OF 1933

                            Pre-Effective Amendment No.                          [ ]

                           Post-Effective Amendment No. 7                        [X]


                                     and/or

                             REGISTRATION STATEMENT
                                      UNDER
                       THE INVESTMENT COMPANY ACT OF 1940

                                   Amendment No. 8                               [X]


                        (Check Appropriate Box or Boxes)

                                  ------------

                            VARIABLE SEPARATE ACCOUNT
                           (Exact Name of Registrant)

                  SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY
                               (Name of Depositor)

                               1 SUNAMERICA CENTER
                       LOS ANGELES, CALIFORNIA 90067-6022
              (Address of Depositor's Principal Offices) (Zip Code)

        Depositor's Telephone Number, including Area Code: (800) 871-2000


                             MALLARY L. REZNIK, ESQ.
                  SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY
                               1 SUNAMERICA CENTER
                       LOS ANGELES, CALIFORNIA 90067-6022
      (Name and Address of Agent for Service for Depositor and Registrant)


Approximate Date of Proposed Public Offering: Continuous

It is proposed that this filing will become effective:

[ ] immediately upon filing pursuant to paragraph (b) of Rule 485


[X] on August 31, 2010 pursuant to paragraph (b) of Rule 485


[ ] 60 days after filing pursuant to paragraph (a)(1) of Rule 485

[ ] on (date) pursuant to paragraph (a)(1) of Rule 485

If appropriate, check the following box:

[ ] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Registered: Units of interest in Variable Separate Account of SunAmerica Annuity and Life Assurance Company under variable annuity contracts.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                            VARIABLE SEPARATE ACCOUNT

                              PART A -- PROSPECTUS

With the exception of the paragraph that incorporates the American International Group, Inc. Annual Report on Form 10-K, the Prospectus is incorporated by reference to Form N-4, Post-Effective Amendment No. 6 under the Securities Act of 1933 and Amendment No. 7 under the Investment Company Act of 1940, File Nos. 333-137887 and 811-03859, filed on April 28, 2010, Accession No. 0000950123-10-
039733.

A supplement dated August 31, 2010 to the Prospectus is included in Part A of this Post-Effective Amendment No. 7 under the Securities Act of 1933 and Amendment No. 8 under the Investment Company Act of 1940, File Nos. 333-137887 and 811-03859.

                  SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY
                            VARIABLE SEPARATE ACCOUNT
                         SUPPLEMENT TO THE PROSPECTUSES
          POLARIS II PLATINUM SERIES VARIABLE ANNUITY DATED MAY 1, 2010
             POLARIS ADVISOR III VARIABLE ANNUITY DATED MAY 1, 2010
             AMERICAN PATHWAY II VARIABLE ANNUITY DATED MAY 1, 2010
                   POLARIS VARIABLE ANNUITY DATED MAY 1, 2010
                  POLARIS II VARIABLE ANNUITY DATED MAY 1, 2010
              POLARIS CHOICE II VARIABLE ANNUITY DATED MAY 1, 2010
              POLARIS CHOICE III VARIABLE ANNUITY DATED MAY 1, 2010 POLARIS PREFERRED SOLUTION VARIABLE ANNUITY DATED MAY 1, 2010

                          VARIABLE ANNUITY ACCOUNT ONE
                          SUPPLEMENT TO THE PROSPECTUS
                   ICAP II VARIABLE ANNUITY DATED MAY 1, 2010

                          VARIABLE ANNUITY ACCOUNT FOUR
                          SUPPLEMENT TO THE PROSPECTUS
                ANCHOR ADVISOR VARIABLE ANNUITY DATED MAY 1, 2010

                     FIRST SUNAMERICA LIFE INSURANCE COMPANY
                          FS VARIABLE SEPARATE ACCOUNT
                         SUPPLEMENT TO THE PROSPECTUSES
                   POLARIS VARIABLE ANNUITY DATED MAY 1, 2010
                  POLARIS II VARIABLE ANNUITY DATED MAY 1, 2010
                POLARIS CHOICE VARIABLE ANNUITY DATED MAY 1, 2010
              POLARIS CHOICE III VARIABLE ANNUITY DATED MAY 1, 2010
      POLARIS II A-CLASS PLATINUM SERIES VARIABLE ANNUITY DATED MAY 1, 2010
              POLARIS ADVANTAGE VARIABLE ANNUITY DATED MAY 1, 2010


--------------------------------------------------------------------------------


THE FOLLOWING REPLACES THE SECOND PARAGRAPH UNDER THE SUBHEADING "AMERICAN INTERNATIONAL GROUP SUPPORT AGREEMENT" IN THE FINANCIAL STATEMENTS SECTION OF THE PROSPECTUS:

         The consolidated financial statements and financial statement schedules incorporated into this prospectus by reference to American International Group's Current Report on Form 8-K dated August 6, 2010 and management's assessment of the effectiveness of internal control over financial reporting incorporated into this prospectus by reference to American International Group's Annual Report on Form 10-K for the year ended December 31, 2009, have been so incorporated in reliance upon the report (which contains an explanatory paragraph relating to American International Group's dependence upon the continued financial support of the U.S. government) of PricewaterhouseCoopers LLP, an independent registered public accounting firm, given on the authority of said firm as experts in auditing and accounting.



Dated: August 31, 2010


               Please keep this Supplement with your Prospectus.

                  PART B -- STATEMENT OF ADDITIONAL INFORMATION

Incorporated by reference to the Statement of Additional Information as filed under Form N-4, Post-Effective Amendment No. 6 under the Securities Act of 1933 and Amendment No. 7 under the Investment Company Act of 1940, File Nos. 333-137887 and 811-03859, filed on April 28, 2010, Accession No. 0000950123-10-
039733.

                                     PART C

Information required to be included in Part C is set forth under the appropriate item, so numbered, in Part C of this Registration Statement.

                           PART C -- OTHER INFORMATION

ITEM 24.  FINANCIAL STATEMENTS AND EXHIBITS

(a) Financial Statements

The following financial statements of Variable Separate Account are incorporated by reference to Form N-4, Post-Effective Amendment No. 6 under the Securities Act of 1933 and Amendment No. 7 under the Investment Company Act of 1940, File Nos. 333-137887 and 811-03859, filed on April 28, 2010, Accession No.
0000950123-10-039733:
     -   Report of Independent Registered Public Accounting Firm
     -   Statement of Assets and Liabilities as of December 31, 2009
     -   Schedule of Portfolio Investments as of December 31, 2009
     - Statement of Operations for the year ended December 31, 2009, except as indicated
     - Statement of Changes in Net Assets for the years ended December 31, 2009 and 2008, except as indicated
     -   Notes to Financial Statements

    The following consolidated financial statements of SunAmerica Annuity and Life Assurance Company are incorporated by reference to Form N-4, Post-Effective Amendment No. 6 under the Securities Act of 1933 and Amendment No. 7 under the Investment Company Act of 1940, File Nos. 333-137887 and 811-03859, filed on April 28, 2010, Accession No. 0000950123-10-039733:
         -   Report of Independent Registered Public Accounting Firm
     -   Consolidated Balance Sheet as of December 31, 2009 and 2008
     - Consolidated Statement of Income and Comprehensive Income for the years ended December 31, 2009, 2008 and 2007
     - Consolidated Statement of Cash Flows for the years ended December 31, 2009, 2008 and 2007
     -   Notes to Consolidated Financial Statements

(b) Exhibits

(1)    Resolution Establishing Separate Account....................  1
(2)    Form of Custody Agreements..................................  Not Applicable
(3)    (a)  Form of Distribution Contract..........................  1
       (b)  Form of Selling Agreement..............................  1
(4)    Variable Annuity Contract...................................  2
       (a)  Individual Annuity Contract............................  7
       (b)  Optional Enhanced Death Benefit Endorsement............  4
       (c)  Optional Guaranteed Minimum Withdrawal Benefit Maximum
            Anniversary Value Endorsement..........................  9
       (d)  Optional Guaranteed Minimum Withdrawal Benefit
            Endorsement............................................  11
       (e)  Optional Guaranteed Living Benefit Endorsement ........  12
       (f)  Form of Optional Guaranteed Living Benefit
            Endorsement............................................  14
       (g)  Form of Optional Guaranteed Living Benefit
            Endorsement............................................  14
       (h)  Form of Return of Purchase Payment Death Benefit
            Endorsement............................................  14
       (i)  Form of Maximum Anniversary Value Optional Death
            Benefit Endorsement....................................  14
(5)    Application for Contract
       (a)  Participant Enrollment Form............................  3
       (b)  Annuity Application....................................  3
(6)    Corporate Documents of Depositor
       (a)  Amended and Restated Articles of Incorporation.........  15
       (b)  Article of Amendment to the Amended and Restated
            Articles of Incorporation..............................  15
       (c)  Amended and Restated Bylaws of Depositor...............  15
(7)    Reinsurance Contract........................................  Not Applicable
(8)    Material Contracts
       (a)  Form of Anchor Series Trust Fund Participation
            Agreement..............................................  1
       (b)  Form of SunAmerica Series Trust Fund Participation
            Agreement..............................................  1
       (c)  Form of American Funds Fund Participation Agreement....  6
       (d)  Form of Lord Abbett Fund Participation Agreement.......  6
       (e)  Form of Van Kampen Fund Participation Agreement........  5
       (f)  Form of Franklin Templeton Variable Insurance Products
            Trust Fund Participation Agreement.....................  13

       (g)  AIM Variable Insurance Funds (Invesco Variable
            Insurance Funds) Fund Participation Agreement..........  16
(9)    Opinion of Counsel and Consent of Depositor.................  10
(10)   Consent of Independent Registered Public Accounting Firm....  Filed Herewith
(11)   Financial Statements Omitted from Item 23...................  Not Applicable
(12)   Initial Capitalization Agreement............................  Not Applicable
(13)   Other
       (a)  Diagram and Listing of All Persons Directly or
            Indirectly Controlled By or Under Common Control with
            SunAmerica Annuity and Life Assurance Company, the
            Depositor of Registrant................................  16
       (b)  Power of Attorney -- SunAmerica Annuity and Life
            Assurance Company Directors............................  14
       (c)  Support Agreement of American International Group,
            Inc....................................................  8



--------

1 Incorporated by reference to Initial Registration Statement of File Nos. 333-25473 and 811-3859, filed on April 18, 1997, Accession No. 0000950148-97-
   000989.

2 Incorporated by reference to Post-Effective Amendment No. 2 and Amendment No. 3, File Nos. 333-25473 and 811-03859, filed on March 20, 1998, Accession No. 0000950148-98-000534.

3 Incorporated by reference to Post-Effective Amendment No. 7 and Amendment No. 8, File Nos. 333-25473 and 811-03859, filed on April 1, 1999, Accession No. 0000950148-99-000685.

4 Incorporated by reference to Pre-Effective Amendment No. 1 and Amendment No. 1, File Nos. 333-65118 and 811-03859, filed on September 28, 2001, Accession No. 0000950148-01-501929.

5 Incorporated by reference to Pre-Effective Amendment No. 1 and Amendment No. 1, File Nos. 333-66114 and 811-03859, filed on October 25, 2001, Accession No. 0000950148-01-502065.

6 Incorporated by reference to Pre-Effective Amendment No. 1 and Amendment No. 1, File Nos. 333-91860 and 811-03859, filed on October 28, 2002, Accession No. 0000898430-02-003844.

7 Incorporated by reference to Post-Effective Amendment No. 10 and Amendment No. 12, File Nos. 333-58234 and 811-03859, filed on April 16, 2004, Accession No. 0000950148-04-000752.


8 Incorporated by reference to Post-Effective Amendment No. 19 and Amendment No. 20 to File Nos. 333-65118 and 811-03859, filed on August 12, 2005,
   Accession No. 0000950129-05-008177.


9 Incorporated by reference to Post-Effective Amendment No. 24 and Amendment No. 26, File Nos. 333-58234 and 811-03859, filed on May 1, 2006, Accession No. 0000950129-06-004638.


10 Incorporated by reference to Pre-Effective Amendment No. 1 and Amendment No.
   1, File Nos. 333-137887 and 811-03859, filed on December 15, 2006, Accession No. 0000950148-06-000160.



11 Incorporated by reference to Post-Effective Amendment No. 3 and Amendment No.
   4, File Nos. 333-137887 and 811-03859, filed on February 4, 2008, Accession No. 0000950137-08-001537.


12 Incorporated by reference to Post-Effective Amendment No. 5 and Amendment No.
   6, File Nos. 333-137867 and 811-03859, filed on April 28, 2008, Accession No. 0000950148-08-000092.

13 Incorporated by reference to Post-Effective Amendment No. 4 and Amendment No.
   5, File Nos. 333-137887 and 811-03859, filed on April 28, 2008, Accession No. 0000950148-08-000102.

14 Incorporated by reference to Pre-Effective Amendment No. 1 and Amendment No.
   1, File Nos. 333-157199 and 811-03859, filed on April 27, 2009, Accession No. 0000950148-09-000059.

15 Incorporated by reference to Post-Effective Amendment No. 8 and Amendment No.
   9, File Nos. 333-137866 and 811-07727, filed on July 21, 2009, Accession No. 0000950123-09-023939.


16 Incorporated by reference to Post-Effective Amendment No. 7 and Amendment No.
   8, File Nos. 333-157199 and 811-03859, filed on August 25, 2010, Accession No. 0000950123-10-080861.

ITEM 25.  DIRECTORS AND OFFICERS OF THE DEPOSITOR

(a) The officers and directors of SunAmerica Annuity and Life Assurance Company, Depositor, are listed below. Their principal business address is 1 SunAmerica Center, Los Angeles, California 90067-6022, unless otherwise noted.

NAME                             POSITION
----                             --------
Jay S. Wintrob                   Director, Chief Executive Officer
Jana W. Greer(1)                 Director and President
Michael J. Akers(2)              Director and Senior Vice President
N. Scott Gillis(1)               Director, Senior Vice President and Chief
                                 Financial Officer
Roger E. Hahn(2)                 Director
Edwin R. Raquel(1)               Senior Vice President and Chief Actuary
Christine A. Nixon               Senior Vice President and Secretary
Stewart R. Polakov(1)            Senior Vice President and Controller
Mallary L. Reznik                Senior Vice President, General Counsel and Chief
                                 Compliance Officer (Rule 38A-1)
Timothy W. Still(1)              Senior Vice President
Edward T. Texeria(1)             Senior Vice President and Chief Accounting Officer
Gavin D. Friedman                Vice President and Deputy General Counsel
William T. Devanney, Jr.(1)      Vice President
Rodney A. Haviland(1)            Vice President
Stephen J. Stone(1)              Vice President
Monica F. Suryapranata(1)        Vice President and Variable Annuity Product
                                 Controller
Manda Ghaferi                    Assistant Vice President
Virginia N. Puzon                Assistant Secretary


--------

  (1)  21650 Oxnard Street, Woodland Hills, CA 91367

  (2)  2929 Allen Parkway, Houston, TX 77019


ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH DEPOSITOR OR REGISTRANT

The Registrant is a separate account of SunAmerica Annuity and Life Assurance Company ("Depositor"). Depositor is a subsidiary of American International Group, Inc. For a complete listing and diagram of all persons directly or indirectly controlled by or under common control with the Depositor or Registrant, see Exhibit 13(a). An organizational chart for American International Group, Inc. can be found as Exhibit 21 in American International Group, Inc.'s Form 10-K, SEC File No. 001-08787, Accession No. 0001047469-10-001465, filed on February 26, 2010.

ITEM 27.  NUMBER OF CONTRACT OWNERS


As of August 1, 2010, the number of Polaris II Platinum Series contracts funded by Variable Separate Account was 1,218 of which 524 were qualified and 694 were non-qualified contracts.


ITEM 28.  INDEMNIFICATION

Insofar as indemnification for liability arising under the Securities Act of 1933 ("Act") may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

SunAmerica Annuity and Life Assurance Company

Section 10-851 of the Arizona Corporations and Associations law permits the indemnification of directors, officers, employees and agents of Arizona corporations. Article Eight of the Company's Restated Articles of Incorporation, as amended and restated (the "Articles") and Article Five of the Company's Bylaws ("Bylaws") authorize the indemnification of directors and officers to the full extent permitted by the laws, including the advance of expenses under the procedures set forth therein. In addition, the

Company's officers and directors are covered by certain directors' and officers' liability insurance policies maintained by the Company's parent. Reference is made to Section 10-851 of the Arizona Corporations and Associations Law, Article Eight of the Articles, and Article Five of the Bylaws.

Additionally, pursuant to the Distribution Agreement filed as Exhibit 3(a) to this Registration Statement, Depositor has agreed to indemnify and hold harmless SunAmerica Capital Services, Inc. ("Distributor") for damages and expenses arising out of (1) any untrue statement or alleged untrue statement of a material fact contained in materials prepared by Depositor in conjunction with the offer and sale of the contracts, or Depositor's failure to comply with applicable law or other material breach of the Distribution Agreement. Likewise, the Distributor has agreed to indemnify and hold harmless Depositor and its affiliates, including its officers, directors and the separate account, for damages and expenses arising out of any untrue statement or alleged untrue statement of a material fact contained in materials prepared by Distributor in conjunction with the offer and sale of the contracts, or Distributor's failure to comply with applicable law or other material breach of the Distribution Agreement.

Pursuant to the Selling Agreement, a form of which was filed as Exhibit 3(b) to this Registration Statement, Depositor and Distributor are generally indemnified by selling broker/dealers firms from wrongful conduct or omissions in conjunction with the sale of the contracts.

ITEM 29.  PRINCIPAL UNDERWRITER

(a) SunAmerica Capital Services, Inc. acts as distributor for the following investment companies:

    SunAmerica Annuity and Life Assurance Company -- Variable Separate Account SunAmerica Annuity and Life Assurance Company -- Variable Annuity Account One
    SunAmerica Annuity and Life Assurance Company -- Variable Annuity Account
    Two
    SunAmerica Annuity and Life Assurance Company -- Variable Annuity Account
    Four
    SunAmerica Annuity and Life Assurance Company -- Variable Annuity Account
    Five
    SunAmerica Annuity and Life Assurance Company -- Variable Annuity Account Seven
    SunAmerica Annuity and Life Assurance Company -- Variable Annuity Account
    Nine
    First SunAmerica Life Insurance Company -- FS Variable Separate Account First SunAmerica Life Insurance Company -- FS Variable Annuity Account One First SunAmerica Life Insurance Company -- FS Variable Annuity Account Two First SunAmerica Life Insurance Company -- FS Variable Annuity Account Five First SunAmerica Life Insurance Company -- FS Variable Annuity Account Nine Anchor Series Trust
    SunAmerica Series Trust
    SunAmerica Equity Funds
    SunAmerica Income Funds
    SunAmerica Focused Series, Inc.
    SunAmerica Money Market Funds, Inc.
    SunAmerica Senior Floating Rate Fund, Inc.

(b) Directors, Officers and principal place of business:

OFFICER/DIRECTORS*                               POSITION
------------------                               --------
Peter A. Harbeck            Director
James T. Nichols            Director, President & Chief Executive Officer
Stephen A. Maginn(1)        Director, Chief Distribution Officer
Frank Curran                Controller
Joseph D. Neary             Chief Compliance Officer
John T. Genoy               Vice President
Mallary L. Reznik(2)        Vice President
Christine A. Nixon(2)       Secretary
Virginia N. Puzon(2)        Assistant Secretary


--------

  * Unless otherwise indicated, the principal business address of SunAmerica Capital Services, Inc. and of each of the above individuals is Harborside Financial Center, 3200 Plaza 5, Jersey City, New Jersey 07311.

  (1)  Principal business address is 21650 Oxnard Street, Woodland Hills, CA
       91367.

  (2) Principal business address is 1 SunAmerica Center, Los Angeles, California 90067.

(c) SunAmerica Capital Services, Inc. retains no compensation or commissions from the Registrant.

ITEM 30.  LOCATION OF ACCOUNTS AND RECORDS

All of the accounts, books, records or other documents required to be kept by
Section 31(a) of the Investment Company Act of 1940 and its rules are maintained by Depositor at 21650 Oxnard Ave., Woodland Hills, California 91367.

ITEM 31.  MANAGEMENT SERVICES

Not Applicable.

ITEM 32.  UNDERTAKINGS

General Representations
-----------------------

The Registrant and its Depositor are relying upon Rule 6c-7 of the Investment Company Act of 1940 with respect to annuity contracts offered as funding vehicles to participants in the Texas Optional Retirement Program, and the provisions of Paragraphs (a) - (d) of the Rule have been complied with.

The Registrant hereby represents that it is relying on the No-Action Letter issued by the Division of Investment Management to the American Council of Life Insurance dated November 28, 1988 (Commission Ref. No. IP-6-88). Registrant has complied with conditions one through four on the No-Action Letter.

Depositor represents that the fees and charges to be deducted under the Contracts described in the prospectus contained in this Registration Statement, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Depositor in accordance with Section 26(f)(2)(A) of the Investment Company Act of 1940.

Undertakings of the Registrant
------------------------------

Registrant undertakes to: (a) file post-effective amendments to this Registration Statement as frequently as is necessary to ensure that the audited financial statements in the Registration Statement are never more than 16 months old for so long as payments under the variable annuity Contracts may be accepted; (b) include either (1) as part of any application to purchase a contract offered by the prospectus forming a part of the Registration Statement, a space that an applicant can check to request a Statement of Additional Information, or (2) a postcard or similar written communication affixed to or included in the prospectus that the Applicant can remove to send for a Statement of Additional Information; and (c) deliver any Statement of Additional Information and any financial statements required to be made available under this Form N-4 promptly upon written or oral request.

                                   SIGNATURES


As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, Variable Separate Account certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Registration Statement and has caused this Post-Effective Amendment to be signed on its behalf, in the City of Los Angeles, and State of California, on this 13th day of August, 2010.


                                        VARIABLE SEPARATE ACCOUNT
                                        (Registrant)

                                        By: SUNAMERICA ANNUITY AND LIFE
                                            ASSURANCE COMPANY

                                        By:        /s/ JAY S. WINTROB
                                            ------------------------------------
                                            JAY S. WINTROB, CHIEF EXECUTIVE
                                                           OFFICER

                                        By: SUNAMERICA ANNUITY AND LIFE
                                            ASSURANCE COMPANY
                                            (Depositor)

                                        By:        /s/ JAY S. WINTROB
                                            ------------------------------------
                                            JAY S. WINTROB, CHIEF EXECUTIVE
                                                           OFFICER

As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities and on the dates indicated.




          SIGNATURE                             TITLE                          DATE
          ---------                             -----                          ----

*JAY S. WINTROB                   Chief Executive Officer & Director      August 13, 2010
-----------------------------       (Principal Executive Officer)
JAY S. WINTROB


*MICHAEL J. AKERS                  Senior Vice President & Director       August 13, 2010
-----------------------------
MICHAEL J. AKERS


*N. SCOTT GILLIS                        Senior Vice President,            August 13, 2010
-----------------------------     Chief Financial Officer & Director
N. SCOTT GILLIS                     (Principal Financial Officer)


*JANA W. GREER                           President & Director             August 13, 2010
-----------------------------
JANA W. GREER


*STEWART R. POLAKOV               Senior Vice President & Controller      August 13, 2010
-----------------------------       (Principal Accounting Officer)
STEWART R. POLAKOV


/s/ MALLARY L. REZNIK                      Attorney-in-Fact               August 13, 2010
-----------------------------
*MALLARY L. REZNIK

                                  EXHIBIT INDEX

EXHIBIT NO.                                 DESCRIPTION
-----------                                 -----------
      (10)       Consent of Independent Registered Public Accounting Firm